UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07634

Name of Fund: BlackRock Corporate High Yield Fund, Inc. (COY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Corporate High Yield Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2011

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Auto Components — 0.3%
Lear Corp. (a)	8,613	$582,842

Building Products — 0.1%
Masonite Worldwide Holdings (a)	7,349	328,868

Capital Markets — 0.2%
E*Trade Financial Corp. (a)	269,000	398,120

Chemicals — 0.0%
Wellman Holdings, Inc. (a)	1,425	71

Communications Equipment — 0.6%
Loral Space & Communications Ltd. (a)	35,622	1,422,743

Construction Materials — 0.0%
Nortek, Inc. (a)	2,020	90,900

Containers & Packaging — 0.0%
Smurfit Kappa Plc (a)	3,634	27,764

Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	67,974	2,719
SunPower Corp., Class B (a)	352	4,080

		6,799

Household Durables — 0.4%
Beazer Homes USA, Inc. (a)	121,588	604,292
Pulte Group, Inc. (a)	28,000	311,920

		916,212

Machinery — 0.1%
Accuride Corp. (a)	84,389	113,925

Media — 0.3%
Charter Communications, Inc. (a)	2,631	94,716
Gannett Co., Inc.	39,500	613,830

		708,546

Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (a)	36,744	128,485
Ainsworth Lumber Co. Ltd. (a)(b)	41,686	145,766
Western Forest Products, Inc. (a)	147,968	47,804
Western Forest Products, Inc. (a)(b)	41,528	13,417

		335,472

Software — 0.4%
HMH Holdings/EduMedia	134,376	839,845

Wireless Telecommunication Services — 0.2%
FiberTower Corp. (a)	76,542	292,392

Common Stocks	Shares		Value

Wireless Telecommunication Services (concluded)
SBA Communications Corp., Class A (a)		8,345	$275,635

			568,027

Total Common Stocks – 2.7%			6,340,134

Corporate Bonds	Par (000)

Aerospace & Defense — 0.3%
Bombardier, Inc., 7.75%, 3/15/20 (b)	USD	200	202,500
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17 (b)		500	495,000

			697,500

Airlines — 2.0%
American Airlines, Inc., 10.50%, 10/15/12 (b)		360	369,450
American Airlines Pass-Through Trust, Series 2001-02, 7.86%, 4/01/13		390	393,900
Continental Airlines, Inc.:
Series 1997-4-B, 6.90%, 7/02/18		503	493,171
Series 2001-1-C, 7.03%, 12/15/12		269	266,814
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		975	1,055,438
United Air Lines, Inc., 12.75%, 7/15/12		2,000	2,125,000

			4,703,773

Auto Components — 1.5%
Allison Transmission, Inc. (b):
11.00%, 11/01/15		220	229,900
11.25%, 11/01/15 (c)		164	169,740
Delphi International Holdings Unsecured, 12.00%, 10/06/14		41	40,674
The Goodyear Tire & Rubber Co., 8.63%, 12/01/11		612	628,830
Icahn Enterprises LP, 8.00%, 1/15/18 (b)		2,475	2,326,500

			3,395,644

Biotechnology — 0.3%
QHP Pharma, 10.25%, 3/15/15 (b)		671	679,369

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
USD	US Dollar

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2010	1

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Building Products — 1.0%
Associated Materials LLC, 9.88%, 11/15/16	USD	660	$709,500
Building Materials Corp. of America, 7.00%, 2/15/20 (b)		570	564,300
Ply Gem Industries, Inc., 11.75%, 6/15/13		1,050	1,076,250

			2,350,050

Capital Markets — 0.4%
E*Trade Financial Corp., 3.43%, 8/31/19 (b)(d)(e)		226	323,462
Marsico Parent Co., LLC, 10.63%, 1/15/16 (b)		904	510,760
Marsico Parent Holdco, LLC, 3.13%, 7/15/16 (b)(c)		247	60,423
Marsico Parent Superholdco, LLC, 3.63%, 1/15/18 (b)(c)		256	50,030

			944,675

Chemicals — 4.1%
American Pacific Corp., 9.00%, 2/01/15		800	783,000
CF Industries, Inc.:
6.88%, 5/01/18		405	405,506
7.13%, 5/01/20		715	721,256
Georgia Gulf Corp., 9.00%, 1/15/17 (b)		215	218,225
Hexion Finance Escrow LLC, 8.88%, 2/01/18 (b)		935	864,875
Hexion U.S. Finance Corp., 9.75%, 11/15/14		610	582,550
Huntsman International LLC (b):
6.88%, 11/15/13	EUR	260	299,914
5.50%, 6/30/16	USD	405	352,350
8.63%, 3/15/20		365	344,013
Ineos Finance Plc, 9.00%, 5/15/15 (b)		385	383,075
Innophos, Inc., 8.88%, 8/15/14		740	758,500
LBI Escrow Corp., 8.00%, 11/01/17 (b)		1,930	1,963,775
MacDermid, Inc., 9.50%, 4/15/17 (b)		1,180	1,182,950
Wellman Holdings, Inc., Subordinate Note (d):
(Second Lien), 10.00%, 1/29/19 (b)		790	687,300
(Third Lien), 5.00%, 1/29/19 (c)		253	98,551

			9,645,840

Commercial Services & Supplies — 2.7%
ACCO Brands Corp., 10.63%, 3/15/15		480	519,600
Garda World Security Corp., 9.75%, 3/15/17 (b)		400	411,000
International Lease Finance Corp., 8.63%, 9/15/15 (b)		215	197,800

Corporate Bonds	Par (000)		Value

Commercial Services & Supplies (concluded)
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)	USD	555	$597,319
Scientific Games International, Inc., 9.25%, 6/15/19		535	552,387
Waste Services, Inc., 9.50%, 4/15/14		2,800	2,870,000
West Corp., 11.00%, 10/15/16		1,170	1,181,700

			6,329,806

Construction Materials — 0.9%
Nortek, Inc., 11.00%, 12/01/13		2,029	2,110,136

Consumer Finance — 0.5%

Credit Acceptance Corp., 9.13%, 2/01/17 (b)		640	646,400
Ford Motor Credit Co. LLC:
3.05%, 1/13/12 (f)		195	187,200
7.80%, 6/01/12		200	203,980
8.00%, 12/15/16		170	170,330

			1,207,910

Containers & Packaging — 4.7%
Ball Corp., 6.75%, 9/15/20		475	461,938
Berry Plastics Corp.:
8.88%, 9/15/14		575	552,000
8.25%, 11/15/15		125	122,813
9.50%, 5/15/18 (b)		720	644,400
Berry Plastics Holding Corp., 8.88%, 9/15/14		1,825	1,752,000
Crown European Holdings SA, 6.25%, 9/01/11	EUR	73	90,029
Graphic Packaging International, Inc., 9.50%, 6/15/17	USD	810	842,400
Impress Holdings BV, 2.47%, 9/15/13 (b)(f)		390	360,750
Owens-Brockway Glass Container, Inc.:
8.25%, 5/15/13		925	936,562
6.75%, 12/01/14	EUR	152	187,459
Packaging Dynamics Finance Corp., 10.00%, 5/01/16 (b)		1,010	864,812
Pregis Corp., 12.38%, 10/15/13		1,130	1,113,050
Rock-Tenn Co., 8.20%, 8/15/11		1,875	1,950,000
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17		465	559,210
7.75%, 11/15/19		440	534,544

			10,971,967

Diversified Consumer Services — 1.2%
Service Corp. International, 7.00%, 6/15/17	USD	2,800	2,716,000

Diversified Financial Services — 9.6%
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		370	373,700
CIT Group, Inc.:
7.00%, 5/01/16		1,735	1,574,513

2	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Diversified Financial Services (concluded)
CIT Group, Inc. (concluded):
7.00%, 5/01/17	USD	5,970	$5,387,925
Citigroup, Inc., 4.75%, 5/19/15		330	325,928
FCE Bank Plc:
7.88%, 2/15/11	GBP	1,150	1,675,548
7.13%, 1/16/12	EUR	1,450	1,770,463
7.13%, 1/15/13		550	664,805
GMAC, Inc.:
7.25%, 3/02/11	USD	228	228,855
6.88%, 9/15/11		500	500,000
6.88%, 8/28/12		600	592,500
7.50%, 12/31/13		350	341,250
2.74%, 12/01/14 (f)		371	304,772
6.75%, 12/01/14		870	828,675
8.30%, 2/12/15 (b)		2,140	2,148,025
8.00%, 3/15/20 (b)		1,430	1,387,100
Leucadia National Corp., 8.13%, 9/15/15		1,250	1,278,125
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		1,340	1,326,600
Reynolds Group Issuer, Inc. (b):
7.75%, 10/15/16	EUR	350	425,206
8.50%, 5/15/18	USD	1,255	1,192,250

			22,326,240

Diversified Telecommunication Services — 4.4%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		1,000	960,000
GCI, Inc., 8.63%, 11/15/19 (b)		1,100	1,067,000
ITC Deltacom, Inc., 10.50%, 4/01/16 (b)		500	480,000
New Communications Holdings, Inc. (b):
7.88%, 4/15/15		550	545,875
8.25%, 4/15/17		700	693,000
8.50%, 4/15/20		325	320,125
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		200	205,000
Qwest Communications International, Inc.:
7.50%, 2/15/14		1,890	1,861,650
8.00%, 10/01/15 (b)		500	501,250
Series B, 7.50%, 2/15/14		1,645	1,620,325
Qwest Corp.:
7.63%, 6/15/15		500	522,500
8.38%, 5/01/16		650	705,250
Windstream Corp., 8.13%, 8/01/13		700	707,000

			10,188,975

Electric Utilities — 0.5%
Intergen NV, 9.00%, 6/30/17 (b)		385	385,000
NSG Holdings LLC, 7.75%, 12/15/25 (b)		965	863,675

			1,248,675

Corporate Bonds	Par (000)		Value

Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	USD	280	$286,300

Energy Equipment & Services — 1.6%
Compagnie Generale de Geophysique- Veritas:
7.50%, 5/15/15		195	189,150
7.75%, 5/15/17		300	285,000
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (b)		1,715	1,663,550
Global Geophysical Services, Inc., 10.50%, 5/01/17 (b)		285	273,600
North American Energy Alliance LLC, 10.88%, 6/01/16 (b)		625	639,062
Parker Drilling Co., 9.13%, 4/01/18 (b)		195	185,250
Thermon Industries, Inc., 9.50%, 5/01/17 (b)		500	495,000

			3,730,612

Food & Staples Retailing — 0.7%
AmeriQual Group LLC, 9.50%, 4/01/12 (b)		750	682,500
Rite Aid Corp.:
9.75%, 6/12/16		380	403,275
10.25%, 10/15/19		580	590,150

			1,675,925

Food Products — 0.7%
B&G Foods, Inc., 7.63%, 1/15/18		200	199,500
Reddy Ice Corp., 11.25%, 3/15/15 (b)		410	414,100
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		760	813,675
TreeHouse Foods, Inc., 7.75%, 3/01/18		150	153,375

			1,580,650

Health Care Equipment & Supplies — 1.3%
DJO Finance LLC:
10.88%, 11/15/14		1,605	1,669,200
10.88%, 11/15/14 (b)		560	582,400
Hologic, Inc., 2.00%, 12/15/37 (d)(g)		910	776,912

			3,028,512

Health Care Providers & Services — 4.2%
American Renal Holdings, 8.38%, 5/15/18 (b)		260	252,850
HCA, Inc.:
9.13%, 11/15/14		1,645	1,731,363
8.50%, 4/15/19		935	977,075
7.25%, 9/15/20		2,145	2,139,637
Omnicare, Inc., 7.75%, 6/01/20		250	250,625
Tenet Healthcare Corp. (b):
9.00%, 5/01/15		1,717	1,802,850
10.00%, 5/01/18		622	681,868
8.88%, 7/01/19		1,770	1,856,287

			9,692,555

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2010	3

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Health Care Technology — 1.1%
IMS Health, Inc., 12.50%, 3/01/18 (b)	USD	2,235	$2,564,663

Hotels, Restaurants & Leisure — 2.0%
Harrah’s Operating Co., Inc., 11.25%, 6/01/17		615	644,212
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/10 (a)(h)		1,425	684,000
Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (a)(b)(h)		1,175	389,219
MGM Mirage:
13.00%, 11/15/13		90	102,600
10.38%, 5/15/14 (b)		235	249,688
11.13%, 11/15/17 (b)		780	844,350
San Pasqual Casino, 8.00%, 9/15/13 (b)		925	878,750
Scientific Games Corp., 0.75%, 12/01/24 (d)(g)		270	268,650
Travelport LLC:
5.16%, 9/01/14 (f)		145	134,850
9.88%, 9/01/14		190	189,525
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(h)		315	425
Virgin River Casino Corp., 9.00%, 1/15/12 (a)(h)		805	362,250

			4,748,519

Household Durables — 3.5%
Beazer Homes USA, Inc.:
6.88%, 7/15/15		350	307,125
8.13%, 6/15/16		295	269,925
12.00%, 10/15/17		1,425	1,581,750
9.13%, 6/15/18		1,620	1,522,800
K. Hovnanian Enterprises, Inc., 10.63%, 10/15/16		1,620	1,656,450
KB Home, 9.10%, 9/15/17		205	207,563
Standard Pacific Corp.:
9.25%, 4/15/12		125	127,500
6.25%, 4/01/14		485	453,475
7.00%, 8/15/15		325	299,000
10.75%, 9/15/16		1,130	1,226,050
8.38%, 5/15/18		535	512,262

			8,163,900

IT Services — 1.2%
Alliance Data Systems Corp., 1.75%, 8/01/13 (d)		1,585	1,658,306
First Data Corp., 9.88%, 9/24/15		1,500	1,207,500

			2,865,806

Corporate Bonds	Par (000)		Value

Independent Power Producers & Energy Traders — 3.3%
The AES Corp., 8.75%, 5/15/13 (b)	USD	587	$595,805
AES Eastern Energy LP, Series 99-B, 9.67%, 1/02/29		575	625,313
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		1,190	1,201,900
Energy Future Holdings Corp.:
10.88%, 11/01/17		885	650,475
12.00%, 11/01/17 (c)		819	522,273
10.00%, 1/15/20 (b)		2,220	2,208,900
NRG Energy, Inc., 7.25%, 2/01/14		2,010	1,984,875

			7,789,541

Industrial Conglomerates — 2.6%
Sequa Corp. (b):
11.75%, 12/01/15		2,190	2,190,000
13.50%, 12/01/15 (c)		3,759	3,829,229

			6,019,229

Insurance — 0.9%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		1,600	1,594,000
USI Holdings Corp., 4.31%, 11/15/14 (b)(f)		630	504,000

			2,098,000

Internet & Catalog Retail — 0.1%
NetFlix, Inc., 8.50%, 11/15/17		195	201,338

Leisure Equipment & Products — 1.0%
Brunswick Corp., 11.25%, 11/01/16 (b)		1,870	2,094,400
Easton-Bell Sports, Inc., 9.75%, 12/01/16 (b)		265	273,613

			2,368,013

Life Sciences Tools & Services — 0.3%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16		200	207,750
Patheon, Inc., 8.63%, 4/15/17 (b)		540	540,000

			747,750

Machinery — 1.8%
AGY Holding Corp., 11.00%, 11/15/14		900	720,000
Accuride Corp., 7.50%, 2/26/20 (c)(d)		8	22,209
Navistar International Corp.:
3.00%, 10/15/14 (d)		1,750	2,161,250
8.25%, 11/01/21		1,000	1,000,000
Titan International, Inc., 5.63%, 1/15/17 (b)(d)		220	273,350

			4,176,809

4	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Marine — 0.7%
Horizon Lines, Inc., 4.25%, 8/15/12 (d)	USD	1,985	$1,637,625

Media — 13.4%
Affinion Group, Inc.:
10.13%, 10/15/13		2,235	2,274,112
10.13%, 10/15/13		715	727,513
CCH II LLC, 13.50%, 11/30/16		502	575,835
CCO Holdings LLC (b):
7.88%, 4/30/18		430	421,938
8.13%, 4/30/20		430	425,700
CMP Susquehanna Corp., 3.20%, 5/15/14 (b)		150	3,000
CSC Holdings, Inc., 8.50%, 4/15/14 (b)		370	384,800
Catalina Marketing Corp., 10.50%, 10/01/15 (b)(c)		555	577,200
Charter Communications Operating, LLC, 10.00%, 4/30/12 (b)		500	521,875
Clear Channel Worldwide Holdings, Inc. (b):
Series A, 9.25%, 12/15/17		779	788,738
Series B, 9.25%, 12/15/17		3,945	4,014,037
Cox Enterprises, Inc.:
Loan Close 2, 12.00%, 8/15/18		600	600,000
Loan Close 3, 8/15/18		700	700,000
Shares Loan, 12.00%, 8/15/18		700	700,000
DISH DBS Corp., 7.00%, 10/01/13		90	91,350
Gannett Co., Inc., 8.75%, 11/15/14 (b)		665	698,250
Gray Television, Inc., 10.50%, 6/29/15 (b)		655	618,975
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (f)		330	263,175
9.50%, 5/15/15		390	348,075
Intelsat Corp., 9.25%, 6/15/16		2,420	2,480,500
Intelsat Subsidiary Holding Co. Ltd., 8.88%, 1/15/15 (b)		250	251,250
Liberty Global, Inc., 4.50%, 11/15/16 (b)(d)		440	502,150
Liberty Media Corp., 3.13%, 3/30/23 (d)		1,023	1,080,544
Lighthouse International Co. SA:
8.00%, 4/30/14	EUR	519	401,239
8.00%, 4/30/14 (b)		163	126,015
Lions Gate Entertainment, Inc., 10.25%, 11/01/16 (b)	USD	345	347,588
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)		140	138,600
McClatchy Co., 11.50%, 2/15/17 (b)		1,160	1,165,800
Nexstar Broadcasting, Inc., 8.88%, 4/15/17 (b)		400	396,000

Corporate Bonds	Par (000)		Value

Media (concluded)
Nielsen Finance LLC:
11.63%, 2/01/14	USD	70	$74,900
10.00%, 8/01/14		1,740	1,768,275
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(d)(h)		812	771,181
Rainbow National Services LLC (b):
8.75%, 9/01/12		410	414,100
10.38%, 9/01/14		1,496	1,563,320
Seat Pagine Gialle SpA, 10.50%, 1/31/17 (b)	EUR	600	692,109
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)	USD	1,495	1,356,712
UPC Germany GmbH (b):
8.13%, 12/01/17		500	490,000
8.13%, 12/01/17	EUR	522	632,562
9.63%, 12/01/19		530	643,883
UPC Holding BV, 9.88%, 4/15/18 (b)	USD	500	505,000
Unitymedia GmbH, 9.63%, 12/01/19	EUR	106	131,378
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)		443	522,804

			31,190,483

Metals & Mining — 5.1%
AK Steel Corp., 7.63%, 5/15/20	USD	490	483,875
Aleris International, Inc. (a)(h):
9.00%, 12/15/14		950	2,375
10.00%, 12/15/16		800	5,480
Drummond Co., Inc.:
9.00%, 10/15/14 (b)		800	796,000
7.38%, 2/15/16		215	204,788
FMG Finance Property Ltd. (b):
10.00%, 9/01/13		500	535,625
10.63%, 9/01/16		1,100	1,210,000
Foundation PA Coal Co., 7.25%, 8/01/14		1,850	1,873,125
GoldCorp., Inc., 2.00%, 8/01/14 (b)(d)		180	210,825
McJunkin Red Man Corp., 9.50%, 12/15/16 (b)		1,160	1,125,200
Murray Energy Corp., 10.25%, 10/15/15 (b)		795	791,025
New World Resources NV:
7.38%, 5/15/15	EUR	435	499,110
7.88%, 5/01/18 (b)		192	220,768
Novelis, Inc.:
7.25%, 2/15/15	USD	1,440	1,349,712
11.50%, 2/15/15		405	439,425
Ryerson, Inc.:
7.72%, 11/01/14 (f)		380	353,875
12.00%, 11/01/15		245	249,288
Steel Dynamics, Inc., 7.38%, 11/01/12		380	388,550
United States Steel Corp., 7.38%, 4/01/20		480	469,200

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2010	5

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Metals & Mining (concluded)
Vedanta Resources Plc, 9.50%, 7/18/18 (b)	USD	600	$612,000

			11,820,246

Multiline Retail — 1.4%
Dollar General Corp.:
10.63%, 7/15/15		65	70,850
11.88%, 7/15/17 (c)		2,467	2,800,045
Saks, Inc., 9.88%, 10/01/11		275	288,750

			3,159,645

Oil, Gas & Consumable Fuels — 6.2%
Arch Coal, Inc., 8.75%, 8/01/16 (b)		55	56,100
Atlas Energy Operating Co. LLC:
12.13%, 8/01/17		450	499,500
10.75%, 2/01/18		240	254,400
Berry Petroleum Co., 8.25%, 11/01/16		470	460,600
Bill Barrett Corp., 9.88%, 7/15/16		225	232,875
Chesapeake Energy Corp., 2.25%, 12/15/38 (d)		775	560,906
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		270	267,300
Connacher Oil and Gas Ltd. (b):
11.75%, 7/15/14		165	172,425
10.25%, 12/15/15		1,075	1,032,000
Consol Energy, Inc., 8.25%, 4/01/20 (b)		1,825	1,863,781
Crosstex Energy LP, 8.88%, 2/15/18 (b)		1,020	1,004,700
Denbury Resources, Inc., 8.25%, 2/15/20		797	822,902
Linn Energy LLC, 8.63%, 4/15/20 (b)		720	712,800
Massey Energy Co., 6.88%, 12/15/13		865	830,400
Niska Gas Storage US LLC, 8.88%, 3/15/18 (b)		1,730	1,738,650
OPTI Canada, Inc., 9.00%, 12/15/12 (b)		1,250	1,256,250
Patriot Coal Corp., 8.25%, 4/30/18		380	372,400
Petrohawk Energy Corp.:
10.50%, 8/01/14		530	560,475
7.88%, 6/01/15		450	435,938
Range Resources Corp., 8.00%, 5/15/19		400	412,000
Sabine Pass LNG LP, 7.50%, 11/30/16		350	290,500
Teekay Corp., 8.50%, 1/15/20		610	616,100

			14,453,002

Paper & Forest Products — 3.5%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(c)		328	303,018

Corporate Bonds	Par (000)		Value

Paper & Forest Products (concluded)
Boise Paper Holdings LLC (b):
9.00%, 11/01/17	USD	310	$327,438
8.00%, 4/01/20		140	141,050
Clearwater Paper Corp., 10.63%, 6/15/16 (b)		370	406,075
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		1,525	1,586,000
Glatfelter, 7.13%, 5/01/16 (b)		190	180,500
NewPage Corp.:
10.00%, 5/01/12		740	430,125
11.38%, 12/31/14		4,115	3,847,525
Verso Paper Holdings LLC, 11.50%, 7/01/14 (b)		785	837,987

			8,059,718

Pharmaceuticals — 0.7%
Angiotech Pharmaceuticals, Inc., 4.29%, 12/01/13 (f)		995	776,100
Elan Finance Plc, 8.88%, 12/01/13		90	90,225
Novasep Holding SAS, 9.63%, 12/15/16 (b)	EUR	580	654,804

			1,521,129

Real Estate Investment Trusts (REITs) — 0.6%
iStar Financial, Inc., 5.65%, 9/15/11	USD	1,500	1,380,000

Real Estate Management & Development — 0.5%
Forest City Enterprises, Inc., 7.63%, 6/01/15		1,325	1,212,375

Road & Rail — 0.5%
Avis Budget Car Rental LLC, 9.63%, 3/15/18 (b)		475	475,000
Syncreon Global Ireland Ltd., 9.50%, 5/01/18 (b)		750	720,000

			1,195,000

Semiconductors & Semiconductor Equipment — 0.2%
Advanced Micro Devices, Inc., 8.13%, 12/15/17 (b)		395	387,594

Software — 0.0%
BMS Holdings, Inc., 7.89%, 2/15/12 (b)(c)(f)		426	8,512

Specialty Retail — 1.8%
Asbury Automotive Group, Inc., 7.63%, 3/15/17		330	306,900
General Nutrition Centers, Inc., 10.75%, 3/15/15		550	554,125
Group 1 Automotive, Inc., 2.25%, 6/15/36 (d)(g)		985	802,775
Hillman Group, Inc., 10.88%, 6/01/18 (b)		490	490,000
Limited Brands, Inc., 8.50%, 6/15/19		745	793,425
Sonic Automotive, Inc., 9.00%, 3/15/18		345	347,587

6	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Specialty Retail (concluded)
United Auto Group, Inc., 7.75%, 12/15/16	USD	950	$895,375

			4,190,187

Textiles, Apparel & Luxury Goods —0.6%
Quiksilver, Inc., 6.88%, 4/15/15		1,490	1,303,750

Tobacco — 0.1%
Vector Group Ltd., 11.00%, 8/15/15 (b)		300	300,750

Wireless Telecommunication Services — 5.2%
Cricket Communications, Inc.:
10.00%, 7/15/15		1,795	1,839,875
7.75%, 5/15/16		336	341,040
Digicel Group Ltd. (b):
8.88%, 1/15/15		735	711,112
9.13%, 1/15/15 (c)		1,711	1,667,866
8.25%, 9/01/17		750	735,000
10.50%, 4/15/18		500	506,250
FiberTower Corp., 9.00%, 1/01/16 (c)		284	238,668
iPCS, Inc., 2.47%, 5/01/13 (f)		760	699,200
MetroPCS Wireless, Inc., 9.25%, 11/01/14		2,365	2,435,950
Nextel Communications, Inc.:
Series E, 6.88%, 10/31/13		1,110	1,062,825
Series F, 5.95%, 3/15/14		100	92,250
Orascom Telecom Finance SCA, 7.88%, 2/08/14 (b)		265	238,500
Sprint Capital Corp., 6.88%, 11/15/28		1,720	1,429,750

			11,998,286

Total Corporate Bonds – 101.0%			235,072,984

Floating Rate Loan Interests (f)

Aerospace & Defense — 0.0%
Pedalgreen Ltd., Loan Facility, 9.57%, 11/30/15 (c)	GBP	2	2,655

Auto Components — 1.1%
Affinion Group Holdings, Inc., Loan, 7.89%, 3/01/12	USD	436	410,666
Allison Transmission, Inc., Term Loan, 3.01% - 3.10%, 8/07/14		2,190	1,985,897
Dana Holding Corp., Term Advance, 4.53% - 4.73%, 1/30/15		168	161,880

			2,558,443

Automobiles — 1.4%
Ford Motor Co., Tranche B-1 Term Loan, 3.31% - 3.34%, 12/15/13		3,478	3,238,176

Floating Rate Loan Interests (f)	Par (000)		Value

Building Products — 1.3%
CPG International I, Inc., Term Loan, 5.30%, 2/28/11	USD	2,947	$2,947,236

Capital Markets — 0.1%
Marsico Parent Co., LLC, Term Loan, 5.31% - 5.38%, 12/15/14		379	249,481

Chemicals — 0.3%
PQ Corp., Term Loan (First Lien), 3.59% - 3.61%, 7/30/14		737	669,635

Construction & Engineering — 0.8%
Safway Services, LLC, Last Out Term Loan, 15.63%, 12/14/17		1,750	1,750,000

Diversified Telecommunication Services — 1.7%
Wind Finance SL SA, Euro Facility (Second Lien), 7.65%, 12/17/14	EUR	3,350	4,074,963

Food & Staples Retailing — 0.5%
Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15	USD	1,196	1,212,618

Health Care Providers & Services — 0.2%
Harden Healthcare, Term Loan A, 8.50%, 2/22/15		440	431,200

Hotels, Restaurants & Leisure — 1.2%
Travelport LLC (FKA Travelport, Inc.), Loan, 8.44%, 3/27/12		3,055	2,871,880

IT Services — 0.2%
Data Corp.:
Initial Tranche B-1 Term Loan, 3.03% - 3.09%, 9/24/14		99	83,395
Initial Tranche B-3 Term Loan, 3.03% - 3.04%, 9/24/14		585	492,456

			575,851

Independent Power Producers & Energy Traders — 1.0%
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan, 3.79% - 3.80%, 10/10/14		206	158,082
Initial Tranche B-2 Term Loan, 3.79% - 4.07%, 10/10/14		297	228,242
Initial Tranche B-3 Term Loan, 3.79% - 3.80%, 10/10/14		2,565	1,958,769

			2,345,093

Machinery — 0.2%
Accuride Corp., Term Loan, 9.75%, 1/31/12		550	547,136

Media — 1.8%
Cengage Learning Acquisitions, Inc. (Thomson Learning),Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,474	1,481,119
HMH Publishing Co., Ltd., Tranche A Term Loan, 5.53%, 6/12/14		889	814,313

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2010	7

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (f)	Par (000)			Value

Media (concluded)
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13	USD	1,250		$1,312,500
Worldcolor Press Inc. and Worldcolor (USA) Corp. (FKA Quebecor World, Inc.), Advance, 9.00%, 7/23/12		497		501,021

				4,108,953

Multiline Retail — 0.6%
Hema Holding BV, Mezzanine, 8.92%, 1/29/17	EUR	1,030		1,074,176
The Neiman Marcus Group, Inc., Term Loan, 2.25% - 2.28%, 4/06/13	USD	238		217,107

				1,291,283

Oil, Gas & Consumable Fuels — 1.5%
Tronox Worldwide LLC:
Tranche B-1 Term Loan, 9.00%, 6/24/10		1,104		1,106,978
Tranche B-2 Term Loan, 9.00%, 6/24/10		297		297,397
Turbo Beta Ltd., Dollar Facility, 14.50%, 3/15/18		2,202		1,981,838

				3,386,213

Paper & Forest Products — 0.3%
Verso Paper Finance Holdings LLC, Loan, 6.60% - 7.35%, 2/01/13 (c)		1,219		792,454

Real Estate Management & Development — 0.2%
Realogy Corp.:
Initial Term B Loan, 3.29%, 10/10/13		374		315,474
Synthetic Letter of Credit, 3.35%, 10/10/13		119		99,880

				415,354

Specialty Retail — 0.2%
Claire’s Stores, Inc., Term Loan B, 3.04%, 5/29/14		133		111,572
Michaels Stores, Inc., Term Loan B- 1, 2.56% - 2.81%, 10/31/13		331		301,034

				412,606

Total Floating Rate Loan Interests – 14.6%				33,881,230

Other Interests (i)	Beneficial Interest (000)

Auto Components — 1.8%
Delphi Debtor-in-Possession Holding Co. LLP, Class B Membership Interests		—	(j)	4,289,859

Other Interests (i)	Beneficial Interest (000)			Value

Media — 0.0%
Adelphia Escrow	USD	700		$70
Adelphia Recovery Trust		878		3,512

				3,582

Total Other Interests – 1.8%				4,293,441

Preferred Securities

Preferred Stocks	Shares

Diversified Financial Services — 0.5%
GMAC, Inc., 7.00% (b)		1,670		1,256,153

Household Durables — 0.1%
Beazer Homes USA, Inc., 7.50% (d)		5,000		133,200

Media — 0.0%
CMP Susquehanna Radio Holdings Corp., 0.00% (a)(b)(f)		34,982		1

Total Preferred Securities – 0.6%				1,389,354

Warrants (k)

Health Care Providers & Services — 0.0%
HealthSouth Corp. (expires 1/16/14)		29,930		—

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (expires 3/26/19) (b)		39,975		—
New Vision Holdings LLC:
(expires 9/30/14)		2,283		23
(expires 9/30/14)		12,682		127

				150

Oil, Gas & Consumable Fuels — 0.0%
Turbo Cayman Ltd. (no expiration)		1		—

Software — 0.0%
HMH Holdings/EduMedia (expires 3/09/17)		9,997		—

Total Warrants – 0.0%				150

Total Long-Term Investments (Cost – $289,991,682) – 120.7%				280,977,293

8	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.15% (l)(m)	1,546,495	$1,546,495

Total Short-Term Securities (Cost – $1,546,495) – 0.7%		1,546,495

Options Purchased	Contracts

Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, expires 12/01/19, Broker Goldman Sachs Bank USA	17	3,570

Total Options Purchased (Cost – $16,622) – 0.0%		3,570

Total Investments (Cost – $291,554,799*) – 121.4%		282,527,358
Liabilities in Excess of Other Assets – (21.4)%		(49,797,553)

Net Assets – 100.0%		$232,729,805

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$292,741,438

Gross unrealized appreciation	$10,505,668
Gross unrealized depreciation	(20,719,748)

Net unrealized depreciation	$(10,214,080)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(d)	Convertible security.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(j)	Amount is less than $1,000.

(k)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(l)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 28, 2010	Net Activity	Shares Held at May 31, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	4,931,674	(3,385,179)	1,546,495	$1,282

(m)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of May 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counter- party	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	560,000	USD	694,786	Citibank NA	7/14/10	$(7,224)
USD	15,326,785	EUR	12,212,500	BNP Paribas	7/14/10	332,420
GBP	574,000	USD	851,930	Citibank NA	7/28/10	(21,717)
USD	189,600	CAD	190,000	Citibank NA	7/28/10	9,092
USD	2,727,735	GBP	1,763,000	Royal Bank of Scotland Plc	7/28/10	177,794

Total						$490,365

•	Financial futures contracts sold as of May 31, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation

23	S&P Index	June 2010	$6,261,301	$2,426

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2010	9

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)

•	Credit default swaps on single-name issues – buy protection outstanding as of May 31, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Wells Fargo & Co.	1.00%	JPMorgan Chase Bank NA	June 2011	USD	2,000	$3
Wells Fargo & Co.	1.00%	JPMorgan Chase Bank NA	June 2011	USD	2,250	3
iStar Financial, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2011	USD	750	(39,336)
iStar Financial, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2011	USD	750	(41,468)
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs International	December 2011	USD	475	5,155
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	December 2013	USD	925	(10,296)
Louisiana-Pacific Corp.	5.00%	JPMorgan Chase Bank NA	March 2014	USD	500	(121,425)
Macy’s, Inc.	8.05%	Goldman Sachs Bank USA	March 2014	USD	600	(142,214)
Centex Corp.	1.00%	Deutsche Bank AG	September 2014	USD	175	1,907
Boston Scientific Corp.	1.00%	Goldman Sachs Bank USA	December 2014	USD	500	16,994
Brunswick Corp.	5.00%	Morgan Stanley Capital Services, Inc.	December 2016	USD	1,500	(86,558)

Total						$(417,235)

•	Credit default swaps on single-name issues – sold protection outstanding as of May 31, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

Advanced Micro Devices, Inc.	5.00%	JPMorgan Chase Bank NA	March 2015	B-	USD	550	$47
Realogy Corp.	5.00%	Credit Suisse International	March 2015	C	USD	100	(507)
Realogy Corp.	5.00%	JPMorgan Chase Bank NA	March 2015	C	USD	450	(22,020)
AK Steel Corp.	5.00%	Credit Suisse International	June 2015	BB	USD	650	(66,988)
AK Steel Corp.	5.00%	Goldman Sachs International	June 2015	BB	USD	550	(41,169)
AK Steel Corp.	5.00%	JPMorgan Chase Bank NA	June 2015	BB	USD	125	(13,827)
Levi Strauss & Co.	5.00%	Citibank NA	June 2015	B+	USD	360	(6,423)
NOVA Chemicals Corp.	5.00%	Goldman Sachs International	June 2015	B+	USD	350	(14,851)
United Rentals (North America), Inc.	5.00%	Credit Suisse International	June 2015	B	USD	450	(21,113)
United Rentals (North America), Inc.	5.00%	Goldman Sachs International	June 2015	B	USD	125	(4,816)
United Rentals (North America), Inc.	5.00%	Goldman Sachs International	June 2015	B	USD	450	(13,484)

Total							$(205,151)

[1]	Using Standard & Poor’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit take place as defined under the terms of the agreement.

10	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of May 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks	$5,121,863	$378,354	$839,917	$6,340,134
Corporate Bonds	—	231,233,611	3,839,373	235,072,984
Floating Rate Loan Interests	—	22,102,592	11,778,638	33,881,230
Other Interests	—	—	4,293,441	4,293,441
Preferred Stocks	133,200	1,256,154	—	1,389,354
Warrants	—	—	150	150
Short-Term Securities	1,546,495	—	—	1,546,495
Liabilities:
Unfunded loan commitments	—	—	(21,252)	(21,252)

Total	$6,801,558	$254,970,711	$20,730,267	$282,502,536

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2010	11

Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund, Inc. (COY)

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Credit contracts	—	$24,109	—	$24,109
Equity contracts	$2,426	3,570	—	5,996
Foreign currency exchange contracts	—	519,306	—	519,306
Liabilities:
Credit contracts	—	(646,495)	—	(646,495)
Foreign currency exchange contracts	—	(28,941)	—	(28,941)

Total	$2,426	$(128,451)	—	$(126,025)

[1]

Derivative financial instruments are financial futures contracts, swaps, foreign currency exchange contracts and options. Financial futures contracts, swaps and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Assets/Liabilities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Unfunded Loan Commitments	Warrants	Total

Balance, as of February 28, 2010	$75,096	$3,961,360	$19,218,811	$4,212,670	$(51,643)	$150	$27,416,444
Accrued discounts/premiums	—	6,115	75,553		—	—	81,668
Net realized gain (loss)	—	5,192	203,511	311,075	—	22,463	542,241
Net change in unrealized appreciation/depreciation[2]	15,875	(133,311)	948,645	59,821	30,391	—	921,421
Purchases	—	18	613,459	319,000	—		932,477
Sales	—	(1)	(4,681,717)	(609,125)	—	(22,463)	(5,313,306)
Transfers in3	839,846	—	—	—	—	—	839,846
Transfers out[3]	(90,900)	—	(4,599,624)	—	—	—	(4,690,524)

Balance, as of May 31, 2010	$839,917	$3,839,373	$11,778,638	$4,293,441	$(21,252)	$150	$20,730,267

[2]	The change in the unrealized appreciation/depreciation on the securities still held on May 31, 2010 was $460,103.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

12	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Corporate High Yield Fund, Inc.

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: July 23, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: July 23, 2010